Employee benefit expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee benefit expenses
Wages and salaries (including bonuses)	£ (338,503,000)	£ (283,463,000)	£ (249,564,000)
Social security costs	(40,881,000)	(33,773,000)	(29,743,000)
Share-based payments (Note 28)	(1,026,000)	(2,002,000)	(1,435,000)
Pension costs - defined contribution schemes (Note 29.2)	(3,731,000)	(3,362,000)	(3,287,000)
Total employee benefit expenses	£ (384,141,000)	£ (322,600,000)	£ (284,029,000)